Convertible notes at fair value - Summary of bond yield (Details)		12 Months Ended
	Feb. 18, 2020	Dec. 31, 2019
November 2019 Notes
Bank borrowings
Volatility	44.02%	42.53%
Risk-free rate	1.40%	1.61%
Bond yield	10.67%	10.09%
December 2019 Notes
Bank borrowings
Volatility	43.61%	42.63%
Risk-free rate	1.40%	1.61%
Bond yield	10.67%	10.09%